Note 4. Investment in Affiliate: Summary of Financial Results (Details) - USD ($)	3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Net income (loss)	$ (791,329)		$ (449,291)		$ (2,270,828)	$ (696,079)	$ (1,047,423)	$ (66,778)
Equity in income (loss) of unconsolidated affiliates	(6,623)		4,151		(32,958)	12,565	3,813	(15,805)
Total Revenues	1,042,237		349,161		2,550,060	358,861	722,912	43,874
Net loss	$ (791,329)		$ (449,291)		$ (2,270,828)	$ (696,079)	(1,047,423)	(66,778)
TAG SW1, LLC
Net income (loss)		$ (207)
Equity in income (loss) of unconsolidated affiliates		(31)
Total Revenues		0
Gross Profit		0
Net loss		$ (207)
Logic Real Estate Companies, LLC
Net income (loss)				$ (258,536)
Equity in income (loss) of unconsolidated affiliates				(12,674)
Total Revenues				501,178
Gross Profit				284,128
Net loss				$ (258,536)
Ananda Investments, LLC
Rental income							115,612	38,400
Net income (loss)							41,294	(39,512)
Equity in income (loss) of unconsolidated affiliates							16,518	(15,805)
Net loss							$ 41,294	$ (39,512)